Capital Stock (Detail Textuals 2)	12 Months Ended
	Dec. 31, 2017 CAD ($) Share Years	Dec. 31, 2016 Share	Dec. 31, 2015 Share
Disclosure of range of exercise prices of outstanding share options [line items]
Number shares granted	476,000	265,025	644,070
Period of vesting (in years) | Years	4.5
Stock option
Disclosure of range of exercise prices of outstanding share options [line items]
Number shares granted	200,000
Period of vesting (in years) | Years	5
Stock option | $7.20
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of stock options | $	$ 7.20
Number shares granted	100,000
Option expire date	December 19, 2022
Stock option | $7.30
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of stock options | $	$ 7.30
Number shares granted	100,000
Option expire date	February 1, 2023